Employee Benefit Plans - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 35
2020	27
2021	27
2022	26
2023	26
2024-2028	121
Defined benefit plan expected future benefit payments	262
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
2019	19
2020	19
2021	20
2022	20
2023	20
2024-2028	107
Defined benefit plan expected future benefit payments	205
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
2019	11
2020	6
2021	5
2022	5
2023	5
2024-2028	24
Defined benefit plan expected future benefit payments	$ 56